Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2020 CNY (¥) ¥ / shares	Mar. 31, 2019 CNY (¥) ¥ / shares	Mar. 31, 2018 CNY (¥) ¥ / shares
Consolidated Statements of Comprehensive Income
Revenues	$ 172,503	¥ 1,221,460	¥ 986,754	¥ 936,768
Cost of revenues	(26,710)	(189,128)	(186,027)	(181,483)
Gross profit	145,793	1,032,332	800,727	755,285
Operating expenses
Research and development	(2,981)	(21,109)	(14,688)	(12,718)
Sales and marketing	(36,996)	(261,958)	(235,062)	(219,202)
General and administrative	(26,866)	(190,232)	(169,320)	(243,502)
Total operating expenses	(66,843)	(473,299)	(419,070)	(475,422)
Operating income	78,950	559,033	381,657	279,863
Other income/(expenses), net
Interest income	3,581	25,359	25,320	21,936
Interest expense				(3,257)
Foreign currency exchange gains/(losses)	(43)	(303)	(62)	133
Change in fair value of equity securities	(1,860)	(13,172)	(57,125)
Dividend income	72	507	976	634
Others	1,043	7,388	5,695	4,226
Total other income/(expenses), net	2,793	19,779	(25,196)	23,672
Income before income tax	81,743	578,812	356,461	303,535
Income tax expense	(14,276)	(101,084)	(61,260)	(62,656)
Net income	67,467	477,728	295,201	240,879
Net income attributable to non-controlling interests	(990)	(7,011)	(4,077)	(3,781)
Net income attributable to Global Cord Blood Corporation's shareholders	$ 66,477	¥ 470,717	¥ 291,124	¥ 237,098
Earnings per share:
Basic | (per share)	$ 0.55	¥ 3.87	¥ 2.40	¥ 2.10
Diluted | (per share)	$ 0.55	¥ 3.87	¥ 2.40	¥ 1.99
Other comprehensive (losses)/income, net of nil income taxes
Foreign currency translation adjustments	$ (837)	¥ (5,925)	¥ 28,232	¥ (49,630)
Unrealized holding losses arising during the year				(29,619)
Reclassification adjustment for loss included in net income				167
Total other comprehensive (losses)/income	(837)	(5,925)	28,232	(79,082)
Comprehensive income	66,630	471,803	323,433	161,797
Comprehensive income attributable to non-controlling interests	(990)	(7,011)	(4,077)	(3,781)
Comprehensive income attributable to Global Cord Blood Corporation's shareholders	$ 65,640	¥ 464,792	¥ 319,356	¥ 158,016